SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Sep. 30, 2022
SHARE-BASED COMPENSATION
Schedule of stock option shares activities under the Company's 2016 Equity Incentive Plan

			Weighted
		Weighted	Average
		Average	Remaining		Aggregate
	Number of	Exercise	Life in	Grant Date	Intrinsic
	options	Price	Years	Fair Value	Value
		USD		USD	USD
Outstanding, March 31, 2019	4,986,078	1.18	1	3,403,827	7,954,959
Number of Exercise	(320,020)	1.03	1	(185,612)	—
Number of Expired, forfeited or cancelled	(345,104)	3.73	—	(237,392)	—

Outstanding, March 31, 2020	4,320,954	1.01	0.4	2,980,823	—
Number of Exercise	—
Number of Expired, forfeited or cancelled	(3,487,064)	0.96	—	(3,332,614)	—

Outstanding, March 31, 2021	833,890	1.23	—	(351,791)	—
Number of Expired, forfeited or cancelled	(242,492)	1.75	—	(253,337)	—

Outstanding, March 31, 2022	591,398	0.88	—	(605,128)	—
Number of Exercise	—		—		—
Number of Expired, forfeited or cancelled	—		—		—
Outstanding, September 30, 2022	591,398	0.88		(605,128)

Vested and exercisable, March 31, 2022	591,398	0.88	—	(605,128)	—
Vested and exercisable, September 30, 2022	591,398	0.88	—	(605,128)	—

Schedule of Company's RSUs activities under all incentive plans

The following table summarized the Company’s RSUs activities under all incentive plans (in US$, except shares):

	Number of Restricted Shares	Weighted-average grant date fair value
		USD
Outstanding at March 31, 2018	—
Granted	616,700	9.26
Vested	(538,900)	9.26
Forfeited	—	—
Outstanding at March 31, 2019	77,800	9.26
Granted
Vested	(38,900)	9.26
Forfeited	(3,333)	9.26
Outstanding at March 31, 2020	35,567	9.26
Granted	—	—
Vested	(32,234)	9.26
Forfeited	(3,333)	—
Outstanding at March 31, 2021	—	—
Granted	727,476	1.62
Vested	(727,476)	1.62
Forfeited	—	—
Outstanding at March 31, 2022	—	—
Granted	—	—
Vested	—	—
Forfeited	—	—
Outstanding at September 30, 2022	—	—